Details of Significant Accounts - Leasing arrangements, schedule of movements of right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Opening net book amount	$ 485	$ 847
Additions	743	167
Depreciation expense	(561)	(529)	$ (441)
Closing net book amount	659	485	847
Cost
Details of Significant Accounts
Opening net book amount	1,311	1,144
Disposals	(151)
Closing net book amount	1,903	1,311	1,144
Accumulated depreciation
Details of Significant Accounts
Opening net book amount	(826)	(297)
Disposals	143
Closing net book amount	(1,244)	(826)	(297)
Buildings
Details of Significant Accounts
Opening net book amount	365	705
Additions	620	82
Depreciation expense	(439)	(422)
Closing net book amount	546	365	705
Buildings | Cost
Details of Significant Accounts
Opening net book amount	1,024	942
Disposals	0
Closing net book amount	1,644	1,024	942
Buildings | Accumulated depreciation
Details of Significant Accounts
Opening net book amount	(659)	(237)
Disposals	0
Closing net book amount	(1,098)	(659)	(237)
Business vehicles
Details of Significant Accounts
Opening net book amount	120	142
Additions	123	85
Depreciation expense	(122)	(107)
Closing net book amount	113	120	142
Business vehicles | Cost
Details of Significant Accounts
Opening net book amount	287	202
Disposals	(151)
Closing net book amount	259	287	202
Business vehicles | Accumulated depreciation
Details of Significant Accounts
Opening net book amount	(167)	(60)
Disposals	143
Closing net book amount	$ (146)	$ (167)	$ (60)